TAXATION - Income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
TAXATION
Current tax expense	$ 4,196	$ 1,621
Deferred income tax expense (recovery)	12,668	(7,022)
Total tax (recovery) expense	$ 16,864	$ (5,401)